Financial Assets and Liabilities - Liquidity Risk Management (Detail) - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025
Borrowings [abstract]
Royalty funding liabilities	€ 298,100
Borrowings (excluding lease liabilities)	1,013,430
Lease liabilities	194,024
Trade payables, accrued expenses and other liabilities	92,913
Total financial liabilities	1,280,059	€ 1,219,720
Total financial liabilities	1,300,367
Financial liabilities at amortised cost, class [member]
Borrowings [abstract]
Convertible senior notes	448,176	429,391
Royalty funding liabilities	298,052	290,871
Borrowings (excluding lease liabilities)	746,228
Lease liabilities	150,436	151,524
Trade payables, accrued expenses and other liabilities	92,913
Other liabilities (excluding indirect tax, and employee related payables)	14,325	€ 1,046
Total financial liabilities	989,577
Within 1 year [member]
Borrowings [abstract]
Borrowings (excluding lease liabilities)	55,863
Lease liabilities	21,474
Trade payables, accrued expenses and other liabilities	92,913
Total financial liabilities	170,250
Within 1 to 5 years [member]
Borrowings [abstract]
Borrowings (excluding lease liabilities)	833,037
Lease liabilities	82,273
Trade payables, accrued expenses and other liabilities	0
Total financial liabilities	915,310
After 5 years [member]
Borrowings [abstract]
Borrowings (excluding lease liabilities)	124,530
Lease liabilities	90,277
Trade payables, accrued expenses and other liabilities	0
Total financial liabilities	€ 214,807